Net Loss on Available For Sale Financial Assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of gains losses recognised in profit or loss available-for-sale securities [Abstract]
Gains losses recognised in profit or loss available-for-sale financial assets [Table Text Block]

Gains (losses) on AFS financial are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2015	2016	2017
Gains on redemption of securities	1,089	721	47
Gains on transaction of securities	130,457	47,985	223,961
Impairment losses on securities	(134,827)	(49,741)	(31,300)

Total	(3,281)	(1,035)	192,708